New and amended IFRS standards - Schedule of Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Operating lease commitments at December 31, 2018				$ 4,378
Discounted at the incremental borrowing rate as at January 1, 2019			$ 3,976
Short-term leases recognized on a straight-line basis as expenses			(15)
Low-value leases recognized on a straight-line basis as expenses			0
Extension options reasonably certain to be exercised			1,462
Total lease liabilities	$ 3,467	$ 5,031	5,423	$ 5,423
Lease liabilities, short-term	1,002	1,132	924
Lease liabilities, long-term	$ 2,465	$ 3,899	$ 4,499